John Hancock U.S. High Dividend ETF Expense Example - John Hancock U.S. High Dividend ETF - None or SAME	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	481
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	$ 2,262